Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) uSD	Dec. 31, 2020 USD ($) uSD
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation S-K. CAP is calculated in accordance with Item 402(v) of Regulation S-K and differs from compensation shown in the Summary Compensation Table on page 41 for the CEO and other NEOs. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion and Analysis section beginning on page 26.
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on(3)		Net Income ($)	Free Cash Flow(4) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	2,241,962	1,887,596	1,091,894	973,757	96	115	21,856,000	1,143,000
2021	2,118,609	1,545,203	909,767	730,654	84	135	(22,180,000)	(9,117,000)
2020	2,089,573	1,538,775	863,198	754,490	87	115	(44,225,000)	11,234,000

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]	Total compensation earned during the fiscal year as presented within the Summary Compensation Table on Page 41, during each year in the table above. Mr. Vince Kelly is represented as the principal executive officer ("PEO") for the years shown. For performance year 2022, Mr. Calvin Rice, Mr. Michael Wallace and Ms. Sharon Woods Keisling are represented as the non-PEO NEOs. For the performance years 2021 and 2020, Mr. Michael Wallace and Ms. Sharon Woods Keisling are represented as the non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P Composite 1500 Healthcare Technology Index for each year disclosed in the table.
PEO Total Compensation Amount	$ 2,241,962	$ 2,118,609	$ 2,089,573
PEO Actually Paid Compensation Amount	$ 1,887,596	1,545,203	1,538,775
Adjustment To PEO Compensation, Footnote [Text Block]	Appendix A: The following adjustments were made to the total compensation paid to the PEO and the average total compensation paid to the Non-PEO NEOs to arrive at CAP, in accordance with SEC rules.
Non-PEO NEO Average Total Compensation Amount	$ 1,091,894	909,767	863,198
Non-PEO NEO Average Compensation Actually Paid Amount	$ 973,757	730,654	754,490
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted for the adjustments in Appendix A.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus Company TSR and Peer Group TSR
TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.
As shown in the chart above, the PEO and other NEOs CAP amounts are directionally aligned with the Company’s TSR. We believe the use of equity awards in the Long-Term Incentive Plan, strengthens the alignment between our executives’ compensation plans and shareholders’ interests. The TSR peer group is based on the S&P Composite 1500 Health Care Technology Index, which reflects the Company’s industry sector. The Company’s three-year cumulative TSR was below that of the S&P Composite 1500 Health Care Technology Index.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income

As shown in the chart above, the Company’s net income has increased over the three-year measurement period. The changes in CAP for the PEO and other NEOs are not proportionally correlated with changes in net income over the same measurement period. This is due in part to PEO and other NEO compensation being largely equity-based compensation, as well as the impacts of the impairments and change in valuation allowance on net income in accordance with GAAP. In addition, while net income is one of several factors used to assess Company performance, the Company generally does not use net income as a metric to determine compensation levels or incentive plan payout.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Free Cash Flow
As shown in the chart above, the PEO and other NEOs’ CAP amounts are not directionally aligned with the company selected measure of Free Cash Flow. As discussed in the Long-Term Incentive Plan for 2022 on page 36, Free Cash Flow is a key performance metric for 2022. However, performance-based equity awarded under the Long-Term Incentive Plan is generally based on a three-year performance period and the value upon vesting is reflective of the prior three-year performance period. Additionally, while we believe Free Cash Flow is the most important financial performance measure used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, this metric was not used by us to link NEO compensation to Company performance in either of the fiscal years ended December 31, 2021 or 2020.

Tabular List [Table Text Block]	2022
Total Shareholder Return Amount	$ 96	84	87
Peer Group Total Shareholder Return Amount	115	135	115
Net Income (Loss)	$ 21,856,000	$ (22,180,000)	$ (44,225,000)
Company Selected Measure Amount	1,143,000	(9,117,000)	11,234,000
Additional 402(v) Disclosure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our free cash flow, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

PEO [Member] | SPOK Stock Award Adjustments Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (999,992)	$ (999,997)	$ (999,998)
PEO [Member] | SPOK Fair Value of Equity Awards granted and unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	789,016	698,565	758,387
PEO [Member] | SPOK Fair Value of Equity Awards granted and vested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,797	139,707	151,669
PEO [Member] | SPOK Change In Value Of Prior Year Awards Unvested At FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(176,103)	(158,082)	(107,088)
PEO [Member] | SPOK Change In Value Of Prior Year Awards That vested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,841)	(225,103)	(321,907)
PEO [Member] | SPOK Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,243)	(28,496)	(31,861)
Non-PEO NEO [Member] | SPOK Stock Award Adjustments Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(337,497)	(369,995)	(369,995)
Non-PEO NEO [Member] | SPOK Fair Value of Equity Awards granted and unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	266,295	258,469	280,604
Non-PEO NEO [Member] | SPOK Fair Value of Equity Awards granted and vested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	53,254	51,688	56,112
Non-PEO NEO [Member] | SPOK Change In Value Of Prior Year Awards Unvested At FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,156)	(58,492)	(23,091)
Non-PEO NEO [Member] | SPOK Change In Value Of Prior Year Awards That vested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,845)	(54,639)	(50,160)
Non-PEO NEO [Member] | SPOK Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,188)	$ (6,144)	$ (2,178)